EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE

The components of the numerator and the denominator in the calculation of basic and diluted earnings per share are as follows:

(in thousands of $)	2017	2016	2015
Net (loss) income	(2,348)	(127,711)	(220,839)

(in thousands)	2017	2016	2015
Weighted average number of shares outstanding - basic	125,019	95,238	30,243
Impact of restricted stock units	—	8	27
Weighted average number of shares outstanding - diluted	125,019	95,246	30,270

The exercise of share options using the treasury stock method was anti-dilutive as of December 31, 2017, 2016 and 2015, as the Company reported a net loss for the years then ended. Therefore, as of December 31, 2017, 2016 and 2015, 324,338, 84,000 and 76,200 shares, respectively, were excluded from the denominator in each calculation.

The conversion of the convertible bonds using the if-converted method was anti-dilutive as of December 31, 2017, 2016 and 2015, as the Company reported a net loss for the years then ended. Therefore, as of December 31, 2017, 2016 and 2015, 2,264,173, 2,268,860 and 2,007,025 shares, respectively, were excluded from the denominator in each calculation.